Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 47,336	$ 57,964
Trade accounts receivable	2,855	2,690
Prepayments and other assets	3,314	2,736
Inventories	3,528	1,471
Claims	746	1,085
Total current assets	57,779	65,946
Fixed assets
Vessels, net (Note 6)	712,197	576,891
Total fixed assets	712,197	576,891
Other non-current assets
Above market acquired charters (Note 7)	34,579	46,275
Deferred charges, net	6,001	3,563
Restricted cash (Note 8)	7,000	5,500
Prepayments and other assets	4,642	5,287
Total non-current assets	764,419	637,516
Total assets	822,198	703,462
Current liabilities
Current portion of long-term debt, net (Note 8)	35,810	26,997
Trade accounts payable	9,029	12,501
Due to related parties (Note 5)	3,257	5,256
Accrued liabilities (Note 10)	10,689	16,156
Deferred revenue, current	2,821	3,826
Total current liabilities	61,606	64,736
Long-term liabilities
Long-term debt, net (Note 8)	338,514	231,989
Total long-term liabilities	338,514	231,989
Total liabilities	400,120	296,725
Commitments and contingencies (Note 16)	0	0
Partners’ capital
General Partner	8,816	8,572
Limited Partners - Common (18,623,100 and 18,178,100 units issued and outstanding at December 31, 2020 and 2019)	413,262	398,165
Total partners’ capital	422,078	406,737
Total liabilities and partners’ capital	$ 822,198	$ 703,462